Credit Risk and Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Credit Risk and Concentrations [Abstract]
Schedule of risk percentage of revenue from customers
	For the Three Months Ended March 31, 2017		For the Three Months Ended March 31, 2016
	$	%	$	%
Customer A	—	—	5,209	36%
Customer B	1,616	12%	1,841	13%

	Year Ended December 31, 2016		Year Ended December 31, 2015
	$	%	$	%
Customer A	11,650	28%	16,705	25%
Customer B	—	—	7,492	11%